Cover	Apr. 21, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-262026
Entity Registrant Name	Aclarion, Inc.
Entity Central Index Key	0001635077
Entity Tax Identification Number	47-3324725
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	951 Mariners Island Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	241-1741
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock Par Value 0. 00001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	ACON
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock
Trading Symbol	ACONW
Security Exchange Name	NASDAQ